LEASES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
At the beginning of the year	$ 12	$ 13
Increases	7	1
Result from measurement at present value	2	2
Reversal of unused amounts		(1)
Payments	(3)	(3)
At the end of the year	$ 18	$ 12